Debts_The Details Of Call Money(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 432,787	₩ 1,081,015
HI Asset Management and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 165,000	718,600
HI Asset Management and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	1.42%
HI Asset Management and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	1.44%
Central bank Uzbekistan and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call Money	₩ 267,787	₩ 362,415
Central bank Uzbekistan and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	2.91%
Central bank Uzbekistan and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	4.30%